Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

	Buildings	Others	Total
	RMB’million	RMB’million	RMB’million
Upon adoption of IFRS 16 as at January 1, 2019 (Note 2.2)	100	-	100
Inception of new leases	89	20	109
Depreciation charge	(53)	(8)	(61)
Net book amount at December 31, 2019	136	12	148